CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,661,321	$ 385,855	¥ 1,372,481
Restricted cash	327,673	47,508	327,767
Accounts and notes receivable (net of allowance for doubtful debt of RMB99,620 and RMB134,569 (US$19,511) as of December 31, 2021 and 2022, respectively)	1,763,693	255,711	1,405,997
Prepaid expenses and other current assets	2,147,500	311,361	2,049,911
Amounts due from related parties	152,089	22,051	167,967
Total current assets	7,052,276	1,022,486	5,324,123
Non-current assets:
Property and equipment, net	11,964,498	1,734,689	10,092,419
Intangible assets, net	1,497,131	217,064	900,335
Land use rights, net	576,020	83,515	337,235
Operating lease right-of-use assets, net	3,503,925	508,021	2,869,338
Goodwill	1,364,191	197,789	1,339,657
Restricted cash	500	72	8,225
Deferred tax assets, net	196,098	28,432	168,002
Long-term investments, net	242,194	35,115	98,243
Other non-current assets	551,572	79,970	1,957,462
Total non-current assets	19,896,129	2,884,667	17,770,916
Total assets	26,948,405	3,907,153	23,095,039
Current liabilities:
Accounts and notes payable (including accounts and notes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB352,478 and RMB483,030 (US$70,033) as of December 31, 2021 and 2022, respectively)	713,628	103,466	493,506
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,342,886 and RMB1,488,031 (US$215,742) as of December 31, 2021 and 2022, respectively)	2,410,479	349,487	2,298,089
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,041,902 and RMB1,157,963 (US$167,889) as of December 31, 2021 and 2022, respectively)	1,157,963	167,889	1,041,902
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of RMB49,055 and RMB84,775 (US$12,291) as of December 31, 2021 and 2022, respectively)	95,078	13,785	55,695
Income taxes payable (including income taxes payable of the Consolidated VIEs without recourse to the primary beneficiaries of RMB20,972 and RMB25,188 (US$3,652) as of December 31, 2021 and 2022, respectively)	42,017	6,092	43,770
Amounts due to related parties (including amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of RMB8,007 and RMB6,928 (US$1,004) as of December 31, 2021 and 2022, respectively)	6,928	1,004	8,772
Current portion of long-term borrowings (including current portion of long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB350,609 and RMB417,442 (US$60,523) as of December 31, 2021 and 2022, respectively)	484,020	70,176	384,158
Current portion of finance lease liabilities (including current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB200,961 and RMB165,221 (US$23,955) as of December 31, 2021 and 2022, respectively)	206,260	29,905	244,032
Current portion of deferred government grants (including current portion of deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB2,074 and RMB3,646 (US$529) as of December 31, 2021 and 2022, respectively)	3,646	529	2,074
Current portion of operating lease liabilities (including current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB579,391 and RMB655,663 (US$95,062) as of December 31, 2021 and 2022, respectively)	674,288	97,763	607,997
Convertible promissory notes	537,778	77,970
Total current liabilities	6,332,085	918,066	5,179,995
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of RMB1,480,709 and RMB1,861,545 (US$269,899) as of December 31, 2021 and 2022, respectively)	3,049,856	442,188	2,215,015
Convertible promissory notes	5,859,259	849,513	4,266,951
Non-current portion of finance lease liabilities (including non-current portion of finance lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB704,255 and RMB615,309 (US$89,211) as of December 31, 2021 and 2022, respectively)	1,047,640	151,894	1,119,751
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of RMB77,192 and RMB86,799 (US$12,585) as of December 31, 2021 and 2022, respectively)	87,174	12,639	77,573
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of RMB132,370 and RMB149,475 (US$21,672) as of December 31, 2021 and 2022, respectively)	682,580	98,965	348,404
Deferred government grants (including deferred government grants of the Consolidated VIEs without recourse to the primary beneficiaries of RMB2,294 and RMB2,726 (US$395) as of December 31, 2021 and 2022, respectively)	2,672	387	2,294
Non-current portion of operating lease liabilities (including non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries of RMB2,114,309 and RMB2,872,323 (US$416,448) as of December 31, 2021 and 2022, respectively)	2,905,283	421,226	2,284,055
Total non-current liabilities	13,634,464	1,976,812	10,314,043
Total liabilities	19,966,549	2,894,878	15,494,038
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	15,239,926	2,209,582	15,198,055
Accumulated other comprehensive (loss) income	11,022	1,598	(90,443)
Statutory reserves	77,996	11,309	74,462
Accumulated deficit	(8,369,868)	(1,213,517)	(7,590,382)
Treasury stock	(349,523)	(50,676)	(349,523)
Total shareholders' equity	6,609,613	958,305	7,242,229
Noncontrolling interest	372,243	53,970	358,772
Total shareholders' equity	6,981,856	1,012,275	7,601,001
Total liabilities and shareholders' equity	26,948,405	3,907,153	23,095,039
Common Class A [Member]
Shareholders' equity:
Ordinary shares	56	8	56
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	¥ 4